T. ROWE PRICE Ultra Short-Term Bond Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES
 25.8%
Auto Backed  12.7%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 3,714 3,729
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class A2
5.681%, 5/17/32 (1) 7,375 7,455
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.827%, 5/17/32 (1) 239 242
ARI Fleet Lease Trust
Series 2023-B, Class A2
6.05%, 7/15/32 (1) 4,009 4,044
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 4,725 4,769
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 6.449%, 12/26/31 (1) 2,573 2,577
CarMax Auto Owner Trust
Series 2020-4, Class B
0.85%, 6/15/26  1,125 1,109
CarMax Auto Owner Trust
Series 2023-3, Class A2B, FRN
SOFR30A + 0.60%, 5.954%, 11/16/26  1,431 1,432
Carvana Auto Receivables Trust
Series 2021-N4, Class B
1.24%, 9/11/28  1,723 1,644
Carvana Auto Receivables Trust
Series 2023-N1, Class A
6.36%, 4/12/27 (1) 3,132 3,140
Carvana Auto Receivables Trust
Series 2023-N3, Class A
6.41%, 9/10/27 (1) 2,275 2,285
Carvana Auto Receivables Trust
Series 2023-P3, Class A2
6.09%, 11/10/26 (1) 3,600 3,605
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 2,840 2,861
Carvana Auto Receivables Trust
Series 2024-N2, Class A3
5.71%, 7/10/28 (1) 1,920 1,942

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 2,325 2,368
Carvana Auto Receivables Trust
Series 2024-P2, Class A2
5.63%, 11/10/27  5,600 5,624
Carvana Auto Receivables Trust
Series 2024-P2, Class A3
5.33%, 7/10/29  3,735 3,804
Drive Auto Receivables Trust
Series 2024-1, Class B
5.31%, 1/16/29  5,440 5,486
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 7,607 7,653
Enterprise Fleet Financing
Series 2023-3, Class A2
6.40%, 3/20/30 (1) 8,810 8,974
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 7,025 7,067
Enterprise Fleet Financing
Series 2024-2, Class A2
5.74%, 12/20/26 (1) 8,125 8,201
Enterprise Fleet Financing
Series 2024-3, Class A2
5.31%, 4/20/27 (1) 2,245 2,261
Exeter Automobile Receivables Trust
Series 2022-3A, Class B
4.86%, 12/15/26  1,703 1,701
Exeter Automobile Receivables Trust
Series 2022-5A, Class B
5.97%, 3/15/27  1,700 1,700
Exeter Automobile Receivables Trust
Series 2023-1A, Class B
5.72%, 4/15/27  5,918 5,918
Exeter Automobile Receivables Trust
Series 2023-3A, Class B
6.11%, 9/15/27  12,335 12,365
Exeter Automobile Receivables Trust
Series 2023-4A, Class B
6.31%, 10/15/27  3,315 3,335
Exeter Automobile Receivables Trust
Series 2024-2A, Class B
5.61%, 4/17/28  11,200 11,267

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust
Series 2024-4A, Class B
5.29%, 8/15/30  4,645 4,674
Ford Credit Auto Lease Trust
Series 2023-A, Class B
5.29%, 6/15/26  4,690 4,695
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  3,685 3,750
Ford Credit Auto Owner Trust
Series 2018-1, Class C
3.49%, 7/15/31 (1) 1,100 1,091
Ford Credit Auto Owner Trust
Series 2020-1, Class B
2.29%, 8/15/31 (1) 5,075 5,002
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class B
5.31%, 5/15/28 (1) 4,495 4,528
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 805 818
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 3,225 3,284
GM Financial Automobile Leasing Trust
Series 2022-2, Class B
4.02%, 5/20/26  6,700 6,695
GM Financial Automobile Leasing Trust
Series 2023-2, Class B
5.54%, 5/20/27  3,920 3,947
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A3
5.02%, 3/15/27 (1) 5,240 5,266
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class B
5.35%, 5/15/28 (1) 3,335 3,371
JPMorgan Chase Bank
Series 2021-2, Class B
0.889%, 12/26/28 (1) 824 818
JPMorgan Chase Bank
Series 2021-3, Class B
0.76%, 2/26/29 (1) 1,831 1,800
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 4,300 4,353

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 5,575 5,637
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 1,476 1,481
Octane Receivables Trust
Series 2023-1A, Class B
5.96%, 7/20/29 (1) 3,904 3,944
Octane Receivables Trust
Series 2023-3A, Class A2
6.44%, 3/20/29 (1) 14,240 14,383
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 5,610 5,751
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class B
5.721%, 8/16/32 (1) 550 551
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 730 738
Santander Drive Auto Receivables Trust
Series 2020-4, Class E
2.85%, 4/17/28 (1) 7,000 6,860
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 10,265 10,072
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  10,350 10,316
Santander Drive Auto Receivables Trust
Series 2023-1, Class B
4.98%, 2/15/28  3,385 3,380
Santander Drive Auto Receivables Trust
Series 2023-3, Class A3
5.61%, 10/15/27  3,115 3,122
Santander Drive Auto Receivables Trust
Series 2023-4, Class A2
6.18%, 2/16/27  2,987 2,993
Santander Drive Auto Receivables Trust
Series 2024-1, Class B
5.23%, 12/15/28  14,965 15,074
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 3,105 3,136

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SBNA Auto Lease Trust
Series 2024-B, Class A3
5.56%, 11/22/27 (1) 3,210 3,256
SBNA Auto Lease Trust
Series 2024-B, Class A4
5.55%, 12/20/28 (1) 3,155 3,221
SBNA Auto Receivables Trust
Series 2024-A, Class A3
5.32%, 12/15/28 (1) 4,470 4,498
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class A2B, FRN
SOFR30A + 0.80%, 6.153%, 3/22/27 (1) 1,354 1,356
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 3,438 3,476
285,895
Collateralized Debt Obligation  7.1%
Allegro IX
Series 2018-3A, Class A1R, CLO, FRN
3M TSFR + 1.23%, 6.516%, 10/16/31 (1) 9,576 9,582
Apidos XVIII
Series 2018-18A, Class AR, CLO, FRN
3M TSFR + 1.15%, 6.432%, 10/22/30 (1) 6,943 6,945
Apidos Xxv
Series 2016-25A, Class A1R2, CLO, FRN
3M TSFR + 1.15%, 6.432%, 10/20/31 (1) 8,793 8,796
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 6.318%, 11/15/30 (1) 9,463 9,469
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 6.512%, 10/20/31 (1) 10,424 10,434
Madison Park Funding XLII
Series 13A, Class AR, CLO, FRN
3M TSFR + 1.15%, 6.433%, 11/21/30 (1) 9,318 9,322
Marathon Static
Series 2022-18A, Class A1R2, CLO, FRN
3M TSFR + 1.15%, 6.432%, 7/20/30 (1) 6,455 6,441
Marble Point XII
Series 2018-1A, Class A, CLO, FRN
3M TSFR + 1.272%, 6.558%, 7/16/31 (1) 2,881 2,883
Marble Point XIV
Series 2018-2A, Class A12R, CLO, FRN
3M TSFR + 1.20%, 6.482%, 1/20/32 (1) 12,996 12,999
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 6.363%, 11/13/31 (1) 4,802 4,805

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 6.432%, 10/20/30 (1) 8,766 8,770
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 6.455%, 7/30/31 (1) 2,734 2,736
OZLM XXI
Series 2017-21A, Class A1R, CLO, FRN
3M TSFR + 1.15%, 6.432%, 1/20/31 (1) 3,868 3,869
Romark II
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.14%, 6.425%, 7/25/31 (1) 9,245 9,250
Symphony Static I
Series 2021-1A, Class A, CLO, FRN
3M TSFR + 1.092%, 6.376%, 10/25/29 (1) 7,378 7,380
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 6.501%, 10/15/31 (1) 9,726 9,736
THL Credit Wind River
Series 2015-1A, Class A1R3, CLO, FRN
3M TSFR + 1.20%, 6.482%, 10/20/30 (1) 6,992 6,995
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 6.501%, 7/15/30 (1) 9,345 9,350
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 6.532%, 7/20/31 (1) 9,051 9,060
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 6.464%, 1/20/32 (1) 7,605 7,609
Voya
Series 2018-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 6.501%, 10/15/31 (1) 3,568 3,571
160,002
Equip Lease Heavy Duty  1.2%
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class A2
5.19%, 7/21/31 (1) 6,135 6,189
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 3,957 3,994
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 1,625 1,636
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 3,225 3,254

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Kubota Credit Owner Trust
Series 2024-2A, Class A2
5.45%, 4/15/27 (1) 1,400 1,412
Kubota Credit Owner Trust
Series 2024-2A, Class A3
5.26%, 11/15/28 (1) 2,900 2,957
MMAF Equipment Finance
Series 2020-BA, Class A5
0.85%, 4/14/42 (1) 2,400 2,311
MMAF Equipment Finance
Series 2023-A, Class A2
5.79%, 11/13/26 (1) 4,916 4,933
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 1,065 1,072
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 710 723
28,481
Home Equity Loans Backed  0.2%
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 5,358 4,593
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A4, CMO, ARM
2.50%, 8/25/50 (1) 1,295 1,106
5,699
Other Asset-Backed Securities  3.9%
Dell Equipment Finance Trust
Series 2023-2, Class A3
5.65%, 1/22/29 (1) 8,985 9,049
Hilton Grand Vacations Trust
Series 2018-AA, Class A
3.54%, 2/25/32 (1) 298 294
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33 (1) 341 330
HPEFS Equipment Trust
Series 2021-2A, Class D
1.29%, 3/20/29 (1) 4,394 4,370
HPEFS Equipment Trust
Series 2022-1A, Class B
1.79%, 5/21/29 (1) 2,038 2,034
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 3,200 3,134

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
HPEFS Equipment Trust
Series 2022-2A, Class C
4.43%, 9/20/29 (1) 5,354 5,324
HPEFS Equipment Trust
Series 2022-2A, Class D
4.94%, 3/20/30 (1) 625 623
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 2,415 2,452
HPEFS Equipment Trust
Series 2024-2A, Class A2
5.50%, 10/20/31 (1) 5,600 5,632
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 1,880 1,911
Kubota Credit Owner Trust
Series 2023-2A, Class A3
5.28%, 1/18/28 (1) 2,555 2,582
M&T Equipment Notes
Series 2023-1A, Class A2
6.09%, 7/15/30 (1) 1,812 1,816
M&T Equipment Notes
Series 2023-1A, Class A3
5.74%, 7/15/30 (1) 4,135 4,180
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 35 33
MVW
Series 2021-1WA, Class A
1.14%, 1/22/41 (1) 1,850 1,749
Navient Private Education Refi Loan Trust
Series 2021-CA, Class A
1.06%, 10/15/69 (1) 9,480 8,509
Nelnet Student Loan Trust
Series 2021-DA, Class AFL, FRN
1M TSFR + 0.804%, 6.14%, 4/20/62 (1) 3,170 3,147
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 1,603 1,580
Octane Receivables Trust
Series 2022-1A, Class A2
4.18%, 3/20/28 (1) 1,222 1,215
Octane Receivables Trust
Series 2023-2A, Class A2
5.88%, 6/20/31 (1) 4,682 4,699

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 327 325
Santander Bank Auto Credit-Linked Notes
Series 2022-A, Class B
5.281%, 5/15/32 (1) 2,377 2,372
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class B
6.493%, 6/15/33 (1) 1,595 1,605
Santander Retail Auto Lease Trust
Series 2022-A, Class B
1.61%, 1/20/26 (1) 7,555 7,515
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 4,810 4,838
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36 (1) 1,375 1,372
Sierra Timeshare Receivables Funding
Series 2020-2A, Class A
1.33%, 7/20/37 (1) 86 84
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 4,493 4,564
87,338
Student Loans  0.7%
Navient Private Education Loan Trust
Series 2016-AA, Class A2A
3.91%, 12/15/45 (1) 3,777 3,738
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 426 398
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 1,748 1,616
Navient Private Education Refi Loan Trust
Series 2021-GA, Class A
1.58%, 4/15/70 (1) 9,165 8,118
SMB Private Education Loan Trust
Series 2019-A, Class A2A
3.44%, 7/15/36 (1) 1,112 1,084
14,954
Total Asset-Backed Securities
(Cost $582,862) 582,369

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CERTIFICATES OF DEPOSITS
 0.3%
Banking  0.3%
Intesa Sanpaolo, 6.10%  7,675 7,711
7,711
Total Certificates of Deposits
(Cost $7,675) 7,711
CONVERTIBLE BONDS
 0.2%
TECHNOLOGY
 0.2%
E-Commerce  0.2%
Meituan, Zero Coupon, 4/27/27  4,700 4,542
Total Technology 4,542
Total Convertible Bonds
(Cost $4,432) 4,542
CORPORATE BONDS
 52.8%
Advertising  0.9%
WPP Finance 2010, 3.75%, 9/19/24  19,500 19,478
19,478
Aerospace & Defense  0.4%
Boeing, 4.875%, 5/1/25  9,300 9,250
9,250
Automotive  5.0%
BMW U.S. Capital, 4.60%, 8/13/27 (1) 2,275 2,284
BMW U.S. Capital, 4.65%, 8/13/26 (1) 6,100 6,123
Daimler Truck Finance North America, 5.125%, 9/25/27 (1) 2,800 2,844
Daimler Truck Finance North America, FRN, SOFR + 0.75%,
6.119%, 12/13/24 (1) 3,143 3,146
Ford Motor Credit, 3.664%, 9/8/24  2,700 2,698
Ford Motor Credit, 4.134%, 8/4/25  4,750 4,697
Ford Motor Credit, 4.389%, 1/8/26 (2) 8,152 8,057
Ford Motor Credit, 4.687%, 6/9/25  2,000 1,990
Ford Motor Credit, 5.125%, 6/16/25  2,000 1,994
Hyundai Capital America, 1.65%, 9/17/26 (1) 6,120 5,751
Hyundai Capital America, 5.45%, 6/24/26 (1) 11,200 11,332
Hyundai Capital America, 5.50%, 3/30/26 (1) 1,610 1,626
Kia, 2.375%, 2/14/25  1,900 1,879
LeasePlan, 2.875%, 10/24/24 (1) 11,800 11,739
Nissan Motor, 3.522%, 9/17/25 (1) 5,955 5,837

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Nissan Motor Acceptance, 1.125%, 9/16/24 (1) 1,109 1,107
TML Holdings, 4.35%, 6/9/26  9,200 9,067
Volkswagen Group of America Finance, 4.625%, 11/13/25 (1) 4,520 4,501
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1) 1,880 1,887
Volkswagen Group of America Finance, 4.90%, 8/14/26 (1) 6,100 6,115
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 16,870 17,307
111,981
Banking  15.5%
ABN AMRO Bank, 4.75%, 7/28/25 (1) 1,900 1,888
ABN AMRO Bank, VR, 6.339%, 9/18/27 (1)(3) 4,000 4,116
Australia & New Zealand Banking Group, 4.40%, 5/19/26 (1) 8,355 8,282
Banco Bilbao Vizcaya Argentaria, VR, 5.862%, 9/14/26 (3) 11,200 11,283
Banco Santander, VR, 5.552%, 3/14/28 (3) 3,800 3,838
Barclays, 4.375%, 1/12/26  800 795
Barclays, 5.20%, 5/12/26  7,805 7,824
Barclays, VR, 5.304%, 8/9/26 (3) 8,300 8,310
Barclays, VR, 5.674%, 3/12/28 (3) 2,035 2,071
BPCE, 4.50%, 3/15/25 (1) 11,881 11,790
BPCE, VR, 1.652%, 10/6/26 (1)(3) 1,229 1,183
CaixaBank, VR, 6.684%, 9/13/27 (1)(3) 11,450 11,842
Capital One Financial, 3.75%, 7/28/26  1,950 1,911
Capital One Financial, VR, 2.636%, 3/3/26 (3) 7,060 6,963
Citigroup, 4.40%, 6/10/25  17,400 17,292
Cooperatieve Rabobank, 3.75%, 7/21/26  1,920 1,880
Cooperatieve Rabobank, 4.375%, 8/4/25  4,965 4,928
Danske Bank, VR, 5.427%, 3/1/28 (1)(3) 4,425 4,491
Deutsche Bank, 4.50%, 4/1/25  15,940 15,821
Discover Bank, 2.45%, 9/12/24  13,392 13,369
Discover Financial Services, 4.10%, 2/9/27  5,575 5,475
Emirates NBD Bank, 2.625%, 2/18/25  6,400 6,320
Fifth Third Bank, 3.85%, 3/15/26  15,655 15,355
Fifth Third Bank, VR, 5.852%, 10/27/25 (3) 2,950 2,950
HDFC Bank, 5.686%, 3/2/26  8,500 8,605
HSBC Holdings, 4.375%, 11/23/26  7,600 7,510
HSBC Holdings, VR, 5.597%, 5/17/28 (3) 5,600 5,726
Huntington National Bank, VR, 5.699%, 11/18/25 (3) 7,745 7,747
ING Groep, VR, 6.083%, 9/11/27 (3) 3,845 3,931
Intesa Sanpaolo, 7.00%, 11/21/25 (1) 2,491 2,541
JPMorgan Chase, VR, 4.979%, 7/22/28 (3) 11,150 11,292
Lloyds Banking Group, 4.50%, 11/4/24  2,050 2,044
Lloyds Banking Group, VR, 2.438%, 2/5/26 (3) 12,665 12,510
NatWest Group, 4.80%, 4/5/26  4,577 4,576
NatWest Markets, FRN, SOFR + 1.45%, 6.82%, 3/22/25 (1) 2,483 2,496

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
PNC Bank, 4.20%, 11/1/25  5,948 5,905
PNC Financial Services Group, VR, 5.30%, 1/21/28 (3) 1,745 1,774
PNC Financial Services Group, VR, 5.812%, 6/12/26 (3) 4,980 5,005
PNC Financial Services Group, VR, 6.615%, 10/20/27 (3) 5,000 5,193
Santander Holdings USA, 3.244%, 10/5/26  5,750 5,549
Santander Holdings USA, 3.45%, 6/2/25  5,500 5,425
Societe Generale, 4.25%, 4/14/25 (1) 500 495
Societe Generale, 4.25%, 8/19/26 (1) 3,240 3,160
Societe Generale, FRN, SOFR + 1.05%, 6.419%, 1/21/26 (1) 10,000 10,004
Societe Generale, VR, 5.519%, 1/19/28 (1)(3) 4,375 4,403
Standard Chartered, 4.30%, 2/19/27 (1) 3,464 3,415
Standard Chartered, FRN, SOFR + 0.93%, 6.296%, 11/23/25 (1) 5,000 4,999
Standard Chartered, VR, 3.971%, 3/30/26 (1)(3) 800 791
Standard Chartered, VR, 5.688%, 5/14/28 (1)(3) 1,205 1,229
Standard Chartered, VR, 6.187%, 7/6/27 (1)(3) 5,800 5,934
Toronto-Dominion Bank, FRN, SOFR + 0.35%, 5.719%, 9/10/24  10,000 10,002
UBS, 5.00%, 7/9/27  3,450 3,493
UBS Group, VR, 2.593%, 9/11/25 (1)(3) 7,750 7,721
UBS Group, VR, 6.327%, 12/22/27 (1)(3) 5,700 5,866
UniCredit, VR, 2.569%, 9/22/26 (1)(3) 14,585 14,187
Wells Fargo, VR, 5.707%, 4/22/28 (3) 6,480 6,626
350,131
Building Products  0.1%
Owens Corning, 5.50%, 6/15/27  2,360 2,419
2,419
Cable Operators  0.9%
Charter Communications Operating, 4.908%, 7/23/25  11,394 11,360
Charter Communications Operating, 6.15%, 11/10/26  5,650 5,784
Cox Communications, 3.35%, 9/15/26 (1) 1,000 971
Discovery Communications, 3.95%, 6/15/25  2,200 2,176
20,291
Chemicals  1.6%
Celanese U.S. Holdings, 1.40%, 8/5/26  4,298 4,019
International Flavors & Fragrances, 1.23%, 10/1/25 (1) 11,857 11,384
LG Chem, 4.375%, 7/14/25  7,610 7,569
MEGlobal Canada, 5.00%, 5/18/25  8,850 8,822
OCI, 4.625%, 10/15/25 (1) 5,197 5,145
36,939
Consumer Products  0.5%
LG Electronics, 5.625%, 4/24/27 (1) 6,740 6,877
Mattel, 3.375%, 4/1/26 (1) 5,675 5,519
12,396

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Drugs  0.8%
BNP Paribas, 4.375%, 9/28/25 (1) 11,650 11,503
BNP Paribas, VR, 2.219%, 6/9/26 (1)(3) 1,685 1,647
Perrigo Finance Unlimited, 3.90%, 12/15/24  679 675
Viatris, 1.65%, 6/22/25  5,207 5,050
18,875
Electric Utilities  0.4%
GS Caltex, 1.625%, 7/27/25  9,450 9,182
9,182
Energy  2.9%
6297782, 4.911%, 9/1/27 (1) 4,505 4,503
Abu Dhabi National Energy, 4.375%, 6/22/26  8,900 8,879
DCP Midstream Operating, 5.375%, 7/15/25  10,562 10,562
Energy Transfer, 5.75%, 4/1/25  10,300 10,298
EQT, 3.125%, 5/15/26 (1) 2,000 1,942
Occidental Petroleum, 3.20%, 8/15/26  4,740 4,586
Occidental Petroleum, 5.50%, 12/1/25  2,145 2,158
Occidental Petroleum, 8.50%, 7/15/27  2,100 2,281
SA Global Sukuk, 1.602%, 6/17/26  9,450 8,954
Sabine Pass Liquefaction, 5.875%, 6/30/26  931 943
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (1)(4) 3,000 2,940
Western Midstream Operating, 3.10%, 2/1/25  6,623 6,557
Western Midstream Operating, 3.95%, 6/1/25  1,622 1,606
66,209
Financial  3.7%
AerCap Ireland Capital, 1.65%, 10/29/24  7,230 7,182
Aldar Sukuk, 4.75%, 9/29/25  8,830 8,814
Ally Financial, 5.125%, 9/30/24  6,400 6,392
Ally Financial, 5.80%, 5/1/25  4,400 4,408
Bank Mandiri Persero, 5.50%, 4/4/26  9,000 9,086
CNO Financial Group, 5.25%, 5/30/25  8,012 8,002
General Motors Financial, 4.35%, 1/17/27  11,050 10,949
General Motors Financial, 6.05%, 10/10/25  5,500 5,558
Hongkong Land Finance Cayman Islands, 4.50%, 10/7/25  4,920 4,905
LPL Holdings, 5.70%, 5/20/27  4,380 4,453
QNB Finance, 1.375%, 1/26/26  9,555 9,106
Western Union, 1.35%, 3/15/26  5,865 5,562
84,417
Food/Tobacco  0.1%
Imperial Brands Finance, 4.25%, 7/21/25 (1) 1,500 1,483
1,483

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Foreign Govt & Muni (Excl Canadian)  0.2%
Pelabuhan Indonesia Persero, 4.875%, 10/1/24  5,800 5,796
5,796
Health Care  2.5%
Centene, 4.25%, 12/15/27  12,000 11,730
HCA, 5.25%, 6/15/26  10,880 10,894
HCA, 5.375%, 2/1/25  5,450 5,443
Highmark, 1.45%, 5/10/26 (1) 12,754 11,961
Icon Investments Six, 5.809%, 5/8/27  9,574 9,816
Solventum, 5.45%, 2/25/27 (1) 6,005 6,085
55,929
Information Technology  0.4%
Intel, 2.60%, 5/19/26  4,011 3,855
Intel, 3.75%, 8/5/27  6,000 5,820
9,675
Insurance  3.7%
Athene Global Funding, 5.684%, 2/23/26 (1) 4,995 5,042
Athene Global Funding, FRN, SOFRINDX + 0.715%, 6.085%,
1/7/25 (1) 9,850 9,848
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1) 1,000 944
Brighthouse Financial Global Funding, 1.75%, 1/13/25 (1) 5,000 4,925
CNO Global Funding, 1.65%, 1/6/25 (1) 2,966 2,923
CNO Global Funding, 1.75%, 10/7/26 (1) 4,895 4,583
Corebridge Financial, 3.50%, 4/4/25  10,330 10,227
Corebridge Global Funding, 4.65%, 8/20/27 (1) 1,520 1,524
First American Financial, 4.60%, 11/15/24  9,173 9,144
Jackson National Life Global Funding, 5.55%, 7/2/27 (1) 7,590 7,755
Principal Life Global Funding II, 4.60%, 8/19/27 (1) 2,985 2,996
RGA Global Funding, 2.00%, 11/30/26 (1)(2) 5,600 5,273
Voya Financial, 3.65%, 6/15/26  17,754 17,433
82,617
Manufacturing  2.0%
FMC, 3.20%, 10/1/26  20,803 20,135
Fortive, 3.15%, 6/15/26  1,340 1,303
POSCO, 5.625%, 1/17/26  5,500 5,559
VF, 2.40%, 4/23/25  17,729 17,337
44,334
Metals & Mining  0.3%
ArcelorMittal, 4.55%, 3/11/26  2,800 2,783
Freeport-McMoRan, 5.00%, 9/1/27  883 885
Freeport-McMoRan, 5.25%, 9/1/29  2,274 2,299
5,967

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Other Telecommunications  0.4%
Axiata, 4.357%, 3/24/26  8,820 8,781
8,781
Pharmaceuticals  0.7%
Bayer U.S. Finance II, 4.25%, 12/15/25 (1) 15,160 14,988
14,988
Real Estate Investment Trust Securities  3.0%
Brixmor Operating Partnership, 3.85%, 2/1/25  16,000 15,881
Brixmor Operating Partnership, 4.125%, 6/15/26  1,900 1,877
CubeSmart, 4.00%, 11/15/25  3,075 3,039
Essex Portfolio, 3.375%, 4/15/26  1,899 1,856
GAIF Bond Issuer, 3.40%, 9/30/26 (1) 11,694 11,350
Healthcare Realty Holdings, 3.50%, 8/1/26  6,253 6,103
Kilroy Realty, 3.45%, 12/15/24  8,997 8,932
Kilroy Realty, 4.375%, 10/1/25  9,169 9,077
Scentre Group Trust 1, 3.50%, 2/12/25 (1) 10,550 10,468
68,583
Retail  1.5%
Advance Auto Parts, 5.90%, 3/9/26  3,070 3,084
CVS Health, 1.30%, 8/21/27  4,600 4,187
CVS Health, 4.30%, 3/25/28  4,600 4,532
Ross Stores, 0.875%, 4/15/26  6,500 6,124
Walgreens Boots Alliance, 3.80%, 11/18/24  15,350 15,277
33,204
Supermarkets  0.4%
Cencosud, 4.375%, 7/17/27 (1) 3,575 3,510
Kroger, 4.60%, 8/15/27  2,075 2,080
Kroger, 4.70%, 8/15/26  2,765 2,773
8,363
Transportation  0.6%
GATX, 5.40%, 3/15/27  3,230 3,279
Penske Truck Leasing, 1.70%, 6/15/26 (1) 4,239 4,014
Penske Truck Leasing, 2.70%, 11/1/24 (1) 2,519 2,507
Penske Truck Leasing, 3.95%, 3/10/25 (1) 2,900 2,879
12,679
Transportation Services  0.3%
HPHT Finance, 2.875%, 11/5/24  7,278 7,253
7,253
Utilities  2.0%
DTE Energy, 4.95%, 7/1/27  2,370 2,396
Edison International, 3.55%, 11/15/24  17,615 17,531
Enel Finance International, 2.125%, 7/12/28 (1) 12,500 11,341
Pacific Gas & Electric, 4.95%, 6/8/25  9,900 9,869

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Southwestern Electric Power, Series K, 2.75%, 10/1/26  3,700 3,560
44,697
Wireless Communications  2.0%
American Tower, 1.60%, 4/15/26  12,295 11,649
Crown Castle, 1.05%, 7/15/26  4,605 4,323
Crown Castle Towers, 3.663%, 5/15/25 (1) 1,500 1,481
PT Tower Bersama Infrastructure, 4.25%, 1/21/25  5,550 5,528
Rogers Communications, 3.20%, 3/15/27  861 832
Rogers Communications, 3.625%, 12/15/25  5,000 4,921
SBA Tower Trust, 1.884%, 1/15/26 (1) 1,940 1,857
SBA Tower Trust, 2.836%, 1/15/25 (1) 2,150 2,126
Sprint, 7.625%, 3/1/26  5,741 5,906
T-Mobile USA, 4.75%, 2/1/28  6,475 6,483
45,106
Total Corporate Bonds
(Cost $1,182,103) 1,191,023
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
 0.5%
Foreign Govt & Muni (Excl Canadian)  0.5%
Japan Treasury Discount Bill, 0.071%, 11/5/24 (JPY)  1,680,950 11,496
11,496
Total Foreign Government Obligations & Municipalities
(Cost $11,635) 11,496
MUNICIPAL SECURITIES
 0.0%
Illinois  0.0%
Chicago Transit Auth. Capital Grant Receipts Revenue, 5.00%,
6/1/25  100 101
Total Municipal Securities
(Cost $101) 101
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 8.6%
Commercial Mortgage-Backed Securities  2.1%
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A, ARM
1M TSFR + 1.044%, 6.381%, 10/15/37 (1) 3,800 3,784

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BX Trust
Series 2021-ARIA, Class A, ARM
1M TSFR + 1.014%, 6.351%, 10/15/36 (1) 3,100 3,075
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class B, ARM
1M TSFR + 1.547%, 6.884%, 12/15/37 (1) 9,750 9,732
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class C, ARM
1M TSFR + 1.747%, 7.084%, 12/15/37 (1) 1,727 1,724
Commercial Mortgage Trust
Series 2014-CR21, Class A3
3.528%, 12/10/47  264 261
Commercial Mortgage Trust
Series 2014-UBS6, Class A5
3.644%, 12/10/47  5,200 5,170
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM
1M TSFR + 1.734%, 7.071%, 10/15/33 (1) 9,870 9,511
ONE Mortgage Trust
Series 2021-PARK, Class A, ARM
1M TSFR + 0.814%, 6.151%, 3/15/36 (1) 7,110 6,913
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, ARM
1M TSFR + 1.392%, 6.729%, 5/15/39 (1) 6,665 6,627
TX Trust
Series 2024-HOU, Class A, ARM
1M TSFR + 1.591%, 6.928%, 6/15/39 (1) 2,140 2,121
48,918
Whole Loans Backed  6.5%
Angel Oak Mortgage Trust
Series 2019-5, Class A1, CMO, ARM
2.593%, 10/25/49 (1) 660 642
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 4,314 3,659
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56 (1) 8,742 7,731
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 750 718
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
SOFR30A + 0.964%, 6.313%, 10/25/30  368 368
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
SOFR30A + 0.964%, 6.313%, 10/25/30  182 182

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities Trust
Series 2023-R05, Class 1M1, CMO, ARM
SOFR30A + 1.90%, 7.248%, 6/25/43 (1) 4,341 4,397
Connecticut Avenue Securities Trust
Series 2024-R02, Class 1M1, CMO, ARM
SOFR30A + 1.10%, 6.449%, 2/25/44 (1) 3,234 3,236
Connecticut Avenue Securities Trust
Series 2024-R05, Class 2M1, CMO, ARM
SOFR30A + 1.00%, 6.349%, 7/25/44 (1) 1,722 1,723
Cross Mortgage Trust
Series 2024-H4, Class A1, CMO, STEP
6.147%, 7/25/69 (1) 3,218 3,262
Cross Mortgage Trust
Series 2024-H5, Class A1, CMO, STEP
5.854%, 8/26/69 (1) 5,531 5,583
Deephaven Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.715%, 5/25/65 (1) 3,932 3,691
Galton Funding Mortgage Trust
Series 2019-2, Class A21, CMO, ARM
4.00%, 6/25/59 (1) 232 216
Galton Funding Mortgage Trust
Series 2020-H1, Class A2, CMO, ARM
2.413%, 1/25/60 (1) 2,533 2,381
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, CMO, ARM
1.382%, 9/27/60 (1) 739 691
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56 (1) 7,651 6,380
Morgan Stanley Residential Mortgage Loan Trust
Series 2024-NQM2, Class A1, CMO, STEP
6.386%, 5/25/69 (1) 4,684 4,743
NLT Trust
Series 2021-INV2, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 14,641 12,350
OBX Trust
Series 2018-EXP1, Class 2A1, CMO, ARM
1M TSFR + 0.964%, 6.242%, 4/25/48 (1) 20 20
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 6.292%, 10/25/59 (1) 109 109
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1) 627 554

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60 (1) 3,340 2,880
OBX Trust
Series 2020-INV1, Class A11, CMO, ARM
1M TSFR + 1.014%, 6.00%, 12/25/49 (1) 454 429
OBX Trust
Series 2023-NQM10, Class A1, CMO, STEP
6.465%, 10/25/63 (1) 8,187 8,270
OBX Trust
Series 2024-NQM7, Class A1, CMO, STEP
6.243%, 3/25/64 (1) 3,165 3,196
Sequoia Mortgage Trust
Series 2018-CH1, Class A1, CMO, ARM
4.00%, 3/25/48 (1) 162 152
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 19 19
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55 (1) 2,281 2,144
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 1,765 1,632
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1A, CMO, ARM
SOFR30A + 1.30%, 6.649%, 2/25/42 (1) 2,356 2,359
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 8.299%, 6/25/42 (1) 5,039 5,183
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 7.199%, 11/25/43 (1) 2,253 2,280
Structured Agency Credit Risk Debt Notes
Series 2024-DNA2, Class A1, CMO, ARM
SOFR30A + 1.25%, 6.599%, 5/25/44 (1) 4,013 4,015
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM
SOFR30A + 1.25%, 6.599%, 3/25/44 (1) 7,533 7,555
Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57 (1) 18 18
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1) 107 103

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M TSFR + 0.714%, 5.992%, 2/25/57 (1) 48 50
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
3.642%, 11/25/59 (1) 698 684
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
3.913%, 7/25/59 (1) 171 169
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
3.692%, 11/25/59 (1) 548 538
Verus Securitization Trust
Series 2020-2, Class A1, CMO, ARM
3.226%, 5/25/60 (1) 68 68
Verus Securitization Trust
Series 2020-4, Class A1, CMO, STEP
2.502%, 5/25/65 (1) 675 649
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 4,393 3,925
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 3,660 3,273
Verus Securitization Trust
Series 2021-R1, Class A1, CMO, ARM
0.82%, 10/25/63 (1) 1,390 1,302
Verus Securitization Trust
Series 2021-R3, Class A1, CMO, ARM
1.02%, 4/25/64 (1) 6,485 5,944
Verus Securitization Trust
Series 2023-3, Class A1, CMO, STEP
5.93%, 3/25/68 (1) 7,242 7,249
Verus Securitization Trust
Series 2023-8, Class A1, CMO, STEP
6.259%, 12/25/68 (1) 2,149 2,166
Verus Securitization Trust
Series 2023-INV3, Class A1, CMO, ARM
6.876%, 11/25/68 (1) 3,831 3,897
Verus Securitization Trust
Series 2024-1, Class A1, CMO, STEP
5.712%, 1/25/69 (1) 9,068 9,089
Verus Securitization Trust
Series 2024-INV1, Class A1, CMO, STEP
6.116%, 3/25/69 (1) 2,423 2,445

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65 (1) 1,877 1,753
146,072
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $203,349) 194,990
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 0.5%
U.S. Government Agency Obligations  0.5%
Federal Home Loan Mortgage, CMO, ARM, SOFR30A + 0.464%,
5.818%, 2/15/45  155 151
Federal National Mortgage Assn., CMO, ARM, SOFR30A +
0.514%, 5.863%, 1/25/45  122 120
Federal National Mortgage Assn., UMBS, 6.00%, 7/1/54  11,022 11,222
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $11,355) 11,493
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
 3.1%
U.S. Treasury Obligations  3.1%
U.S. Treasury Bills, 5.252%, 10/17/24  11,560 11,488
U.S. Treasury Bills, 5.267%, 9/19/24 (5) 30,075 30,005
U.S. Treasury Bills, 5.303%, 9/5/24 (2) 5,745 5,743
U.S. Treasury Bills, 5.305%, 9/17/24  11,510 11,487
U.S. Treasury Notes, 4.625%, 11/15/26  7,400 7,512
U.S. Treasury Notes, 4.875%, 11/30/25  3,330 3,354
69,589
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $69,445) 69,589
SHORT-TERM INVESTMENTS
 7.9%
Commercial Paper  7.9%
4(2)  6.2%(6)
Bacardi Martini, 5.80%, 9/26/24  4,000 3,983
Bacardi Martini, 5.865%, 9/19/24  13,000 12,958
Brunswick, 5.934%, 9/27/24  22,800 22,701
Conagra Foods, 5.879%, 9/6/24  13,600 13,585
Crown Castle, 5.78%, 9/26/24  4,200 4,182

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Harley-Davidson Financial Services, 5.927%, 9/9/24  18,150 18,122
Quanta Services, 5.654%, 9/3/24  8,700 8,694
Quanta Services, 5.654%, 9/4/24  18,300 18,285
Targa Resources, 5.804%, 9/3/24  4,400 4,397
Targa Resources, 5.85%, 10/3/24  9,000 8,950
Targa Resources, 5.927%, 9/27/24  4,400 4,380
Targa Resources, 6.031%, 9/6/24  9,200 9,190
Whirlpool, 5.93%, 9/13/24  10,700 10,676
140,103
Non-4(2)  1.7%
Energy Transfer Partners, 5.453%, 9/3/24  17,300 17,290
Ovintiv, 6.018%, 9/16/24  6,600 6,581
Ovintiv Canada, 6.02%, 9/25/24  13,200 13,143
37,014
Total Commercial Paper 177,117
Money Market Funds  0.0%
T. Rowe Price Government Reserve Fund, 5.34% (7)(8) 3 3
Total Money Market Funds 3
Total Short-Term Investments
(Cost $177,168) 177,120
SECURITIES LENDING COLLATERAL
 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.34% (7)(8) 10,452 10,452
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 10,452
Total Securities Lending Collateral
(Cost $10,452) 10,452
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased
0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 2-Year Notes Futures, Put, 9/20/24 @
$102.63 (9) 2,000 415,094 32

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s, except for contracts)
Description Contracts
Notional
Amount $ Value
U.S. Treasury 2-Year Notes Futures, Put, 9/20/24 @
$102.75 (9) 2,000 415,094 31
Total Options Purchased (Cost $287) 63
Total Investments in Securities 100.2%
(Cost $2,260,864) $ 2,260,949
Other Assets Less Liabilities (0.2)% (5,102)
Net Assets 100.0% $ 2,255,847
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,034,073 and represents 45.8% of net assets.
(2) All or a portion of this security is on loan at August 31, 2024.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Level 3 in fair value hierarchy.
(5) At August 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $140,103 and represents 6.2% of net assets.
(7) Seven-day yield
(8) Affiliated Companies
(9) Non-income producing
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
JPY Japanese Yen
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
SOFR30A 30-day Average SOFR (Secured overnight financing rate)

T. ROWE PRICE Ultra Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 11/5/24 USD 11,731 JPY 1,680,950 $ 120
Net unrealized gain (loss) on open forward
currency exchange contracts $ 120

T. ROWE PRICE Ultra Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 253 Three Month SOFR Futures contracts 9/24 (59,852) $ 286
Long, 181 Three Month SOFR Futures contracts 12/24 43,025 89
Short, 22 U.S. Treasury Long Bond contracts 12/24 (2,709) 35
Short, 679 U.S. Treasury Notes five year contracts 12/24 (74,282) 211
Short, 151 U.S. Treasury Notes ten year contracts 12/24 (17,148) 92
Short, 1,109 U.S. Treasury Notes two year
contracts 12/24 (230,169) 206
Short, 44 Ultra U.S. Treasury Notes ten year
contracts 12/24 (5,167) 41
Net payments (receipts) of variation margin to date (553)
Variation margin receivable (payable) on open futures contracts $ 407

T. ROWE PRICE Ultra Short-Term Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.34% $ — $ — $ 4++
Totals $ —# $ — $ 4+
Supplementary Investment Schedule
Affiliate
Value
05/31/24
Purchase
Cost
Sales
Cost
Value
08/31/24
T. Rowe Price Government
Reserve Fund, 5.34% $ 784  ¤  ¤ $ 10,455
Total $ 10,455^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $10,455.

T. ROWE PRICE Ultra Short-Term Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Ultra Short-Term Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Ultra Short-Term Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are

T. ROWE PRICE Ultra Short-Term Bond Fund

not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 874,580 $ — $ 874,580
Short-Term Investments 3 184,828 — 184,831
Corporate Bonds — 1,188,083 2,940 1,191,023
Securities Lending Collateral 10,452 — — 10,452
Options Purchased 63 — — 63
Total Securities 10,518 2,247,491 2,940 2,260,949
Forward Currency Exchange
Contracts — 120 — 120
Futures Contracts* 960 — — 960
Total $ 11,478 $ 2,247,611 $ 2,940 $ 2,262,029

T. ROWE PRICE Ultra Short-Term Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F188-054Q1 08/24
1
Includes Asset-Backed Securities, Convertible Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.